SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	Dec. 31, 2023	Dec. 31, 2022
Brookfield Renewable Partners L.P. (“BEP”)3
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	54.60%	51.70%
Brookfield Infrastructure Partners L.P. (“BIP”)4
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	73.90%	72.90%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	34.50%	34.80%
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	25.00%	25.00%